Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	2024		2023
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	343,373	343,373	372,032	372,032
Restricted cash	4,939	4,939	4,662	4,662
Margin deposits	4,270	4,270	4,270	4,270
Long-term receivable (including short-term portion)	12,553	12,553	23,812	23,812
Investment in debt securities	25,230	25,120	5,064	5,064
Debt and other financial liabilities	(1,757,238)	(1,757,238)	(1,572,692)	(1,572,692)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair Value	182	646	—	—
Interest rate swaps	Financial instruments—Fair Value, net of current portion	84	—	—	524
Bunker and EUAs swaps	Current portion of financial instruments - Fair value	327	607	25	72
Subtotal		593	1,253	25	596
Total derivatives		593	1,253	25	596

Financial Instruments - Gain (Loss) Recognized In Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) (Table)

Derivative			Amount
	(Loss) Gain Recognized in Accumulated Other Comprehensive (Loss) Income on Derivative (Effective Portion) Location	2024	2023	2022
Interest rate swaps		91	(134)	28,393
Reclassification to Interest and finance costs, net due to de-designations		(3,596)	(5,265)	(3,753)
Reclassification to Depreciation expense		116	219	200
Total		(3,389)	(5,180)	24,840

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

Derivative		Amount
	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income Location	2024	2023	2022
Interest rate swaps	Interest and finance costs, net	144	122	1,472
Bunker and EUAs swaps	Interest and finance costs, net	1,143	247	7,923
Total		1,287	369	9,395